UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $       99,657
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
APPLE, INC. CMN                          COM            037833100    8741.896    14969 SH       SOLE                SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS B          COM            084670702  3296.20148    39556 SH       SOLE                SOLE      0    0
BLACKROCK, INC. CMN                      COM            09247X101    958.6339     5645 SH       SOLE                SOLE      0    0
D.R. HORTON, INC. CMN                    COM            23331A109  4818.64784   262168 SH       SOLE                SOLE      0    0
FIRST REPUBLIC BANK CMN SERIES           COM            33616C100        1848    55000 SH       SOLE                SOLE      0    0
HOMESTREET, INC. CMN                     COM            43785V102  2270.90612    70988 SH       SOLE                SOLE      0    0
LENNAR CORPORATION CMN CLASS A           COM            526057104  4204.50184   136024 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN CLASS C         NOTE           530555309  9450.72775   197921 SH       SOLE                SOLE      0    0
LIBERTY MEDIA CORPORATION LIBERTY C CMN  COM            530322106 14948.39222   170042 SH       SOLE                SOLE      0    0
CLASS A
M.D.C.HOLDINGS,INC (DELAWARE) CMN        COM            552676108   3180.0978    97340 SH       SOLE                SOLE      0    0
MASTERCARD INCORPORATED CMN CLASS A      COM            57636Q104 10080.05796    23436 SH       SOLE                SOLE      0    0
PAIN THERAPEUTICS INC CMN                COM            69562K100  9285.00874  1979746 SH       SOLE                SOLE      0    0
PULTEGROUP INC. CMN                      COM            745867101   4034.7239   377077 SH       SOLE                SOLE      0    0
QLT INC. CMN                             COM            746927102    7054.977   925850 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                    COM            79377W108  5312.99745   498873 SH       SOLE                SOLE      0    0
USG CORP (NEW) CMN                       COM            903293405   1617.4212    84904 SH       SOLE                SOLE      0    0
VISA INC. CMN CLASS A                    COM            92826C839  8554.45422    69194 SH       SOLE                SOLE      0    0


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